Label	Element	Value
AllianzGI International Small-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated June 5, 2015 to the

Statutory Prospectus for Class A, Class B, Class C, Class R, Class R6,

Institutional Class, Class P, Administrative Class and Class D Shares of

Allianz Funds Multi-Strategy Trust,

Dated April 1, 2015 (as supplemented thereafter)

Disclosure Relating to AllianzGI International Small-Cap Fund

(for the purposes of the following paragraph only, the “Fund”)

Risk/Return [Heading]	rr_RiskReturnHeading	AllianzGI International Small-Cap Fund
Strategy [Heading]	rr_StrategyHeading	Effective August 24, 2015, the first two sentences in each of (i) the subsection entitled “Principal Investment Strategies” within the Fund Summary relating to the Fund and (ii) the subsection entitled “Principal Investments and Strategies” within the “Principal Investments and Strategies of Each Fund– AllianzGI International Small-Cap Fund” section of the Prospectus shall be deleted in their entirety and replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The Fund currently defines companies with smaller market capitalizations as those with market capitalizations comparable to companies included in the MSCI World Small-Cap Index (between $18.4 million and $8.9 billion as of April 30, 2015). Under normal market and other conditions, the Fund expects to maintain a weighted-average market capitalization between 50% and 200% of the weighted-average market capitalization of the securities in the MSCI World Small-Cap Index, which as of April 30, 2015 would result in a weighted-average market capitalization ranging from $625 million to $2.5 billion.

Please retain this Supplement for future reference.